Additional paid-in capital (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Paid-in Capital
Warrants	5,200,501,500
Weighted Average Exercise Price	$ 0.004
Options exchanged for warrants		5,200,501,500
Weighted Average Exercise Price Warrants		$ 0.004
Warrants exercisable	(12,000,000)
[custom:WeightedAverageExercisePriceExercisableEndings]	$ (0.002)
Warrants	5,188,501,500	5,200,501,500
Weighted Average Exercise Price Ending	$ 0.004	$ 0.004